Related Party Balance And Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Balance And Transactions
18.
RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has major transactions with:

(1)
Mr. Ding Rui, one of the Founders.
(2)
Zhichong Technology (Shenzhen) Co., Ltd (“Shenzhen Zhichong”), which is 49% owned by the Group.
(3)
Beijing Puyan Enterprise Management Co.,Ltd (“Beijing Puyan”), which is a related party of one of the Group’s shareholders.
(4)
Beijing Zhichong New Energy Technology Co., Ltd (“Zhichong New Energy”), which is 12% owned by the Group.
(5)
Mr. Hou Yifei, one of the Founders.

The Group mainly had the following transactions and balances with related parties:

(a)
Major transactions with related parties

		For the Years Ended December 31,
		2022	2023	2024
		US$	US$	US$
Issuance of loans to Beijing Puyan	(i)	—	—	1,404
Proceeds from repayment of loans to Beijing Puyan	(i)	1,435,833	2,886,378	54,762
Interest income from Beijing Puyan	(i)	173,376	6,709	1,571
Payment of interest free advance to Mr. Ding Rui	(ii)	244,092	270,823	—
Proceeds from collection of the advance to Mr. Ding Rui	(ii)	—	244,092	270,001
Purchase of materials from Shenzhen Zhichong	(iii)	117,676	70,698	428,046
Sell products to Zhichong New Energy	(iv)	64,549	406,373	1,690,196
Issuance of loans to Zhichong New Energy	(v)	—	94,738	—
Proceeds from repayment of loans to Zhichong New Energy	(v)	—	—	25,071
Interest free advances to two executive officers	(vi)	—	27,483	—
Proceeds from collection of advances to the two executive officers	(vi)	—	27,483	—
Interest free advance to Mr. Hou Yifei	(vii)	—	406,237	—
Proceeds from collection of the advance to Mr. Hou Yifei	(vii)	—	—	405,938

(b)
Balance of amounts due from related parties:

		As of December 31,
		2023	2024
		US$	US$
Beijing Puyan	(i)	354,777	298,254
Mr. Ding Rui	(ii)	271,487	—
Shenzhen Zhichong	(iii)	85,497	—
Zhichong New Energy	(iv)	551,286	1,917,418
Mr. Hou Yifei	(vii)	408,173	—
Total		1,671,220	2,215,672

(c)
Balance of amounts due to a related party

		As of December 31,
		2023	2024
		US$	US$
Shenzhen Zhichong	(iii)	—	125,748
Total		—	125,748

(i)
On March 22, 2021, the Board of Directors of X-Charge Technology approved a loan agreement between X-Charge Technology and Beijing Puyan, pursuant to which X-Charge Technology provided a two-year loan to Beijing Puyan in the amount of RMB30.3 million (equivalent to US$4.2 million) bearing interest at a rate of 3.85% per annum. The loans in the amount of RMB10 million (equivalent to US$1.4 million) was repaid by Beijing Puyan in December 2022, RMB20 million (equivalent to US$2.8 million) was repaid by Beijing Puyan in January 2023. RMB0.3 million (equivalent to US$55 thousand) was repaid by Beijing Puyan in January 2024 and July 2024. US$0.17 million, US$7 thousand and US$2 thousand interest income were recognized for the years ended December 31, 2022, 2023 and 2024, respectively.
(ii)
In 2022, the Group provided interest-free advance in the amount of RMB1.7 million (equivalent to US$0.24 million) to Mr. Ding Rui for his personal use. The advance was fully collected by the Group in 2023.

In 2023, the Group provided interest-free advance in the amount of RMB1.9 million (equivalent to US$0.3 million) to Mr. Ding Rui for his personal use. The advance was fully collected by the Group in January 2024.

(iii)
The Group purchased certain types of EV chargers from Shenzhen Zhichong in the amount of US$0.12 million, US$71 thousand and US$0.4 million for the years ended December 31, 2022, 2023 and 2024, respectively. The outstanding balance of advances to Shenzhen Zhichong were US$85 thousand and nil as of December 31, 2023 and 2024, respectively, which were included in amounts due from related parties on the consolidated balance sheets. The Group received the EV chargers in the amount of US$85 thousand within two months subsequent to December 31, 2023. The outstanding balance of accounts payable to Shenzhen Zhichong were nil and US$0.1 million as of December 31, 2023 and 2024, respectively, which were included in amounts due to related party on the consolidated balance sheets.
(iv)
The Group sold certain types of EV chargers to Zhichong New Energy in the amount of US$65 thousand, US$0.4 million and US$1.7 million for the years ended December 31, 2022, 2023 and 2024, respectively. The outstanding balance of accounts receivable from Zhichong New Energy were US$457 thousand and US$1.9 million as of December 31, 2023 and 2024, respectively, which were included in amounts due from related parties on the consolidated balance sheets.
(v)
In October 2023, the Group provided a loan in the amount of RMB0.7 million (equivalent to US$0.1 million) to Zhichong New Energy with a simple interest rate of 6% per annum. The principal and accrued interest in the amount of RMB0.7 million (equivalent to US$0.1 million) shall be due within a year. In January 2024 and July 2024, total RMB0.2 million (equivalent to US$25 thousand) was repaid.
(vi)
In September 2023, the Group provided interest-free advances in the amount RMB0.2 million (equivalent to US$27 thousand) to other two executive officers for their personal use. The advances to the two executive officers were fully collected in September 2023.
(vii)
In 2023, the Group provided interest-free advance in the amount of RMB2.9 million (equivalent to US$0.4 million) to Mr. Hou Yifei for his personal use. As of December 31, 2024, all of the balance was collected.